Acquisitions of Subsidiaries (Details) - Schedule of Reserves Arising on Acquisition - USD ($) $ in Thousands	Oct. 31, 2023	Apr. 30, 2023
Schedule of Reserves Arising on Acquisition [Abstract]
Consideration transferred	$ 266,647	$ 266,647
Plus: non-controlling interests of AMTD Assets		(336)
Plus: non-controlling interests of AMTD Assets’ subsidiaries		5,361
Less: recognized amounts of net assets acquired		3,159
Reserves arising on acquisition	$ 274,831	$ 274,831